Convertible Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Convertible debt instruments
Disclosure of detailed information about borrowings [line items]
Schedule of changes in the convertible debt instruments

Convertible loans
(USD in thousands)
Carrying amount at December 31, 2018	$8,569
Amount received in 2019	152
Fair value adjustment included in finance expenses	1,183
Currency adjustment	(209)
Converted to equity during 2019	(9,695)
Carrying amount at December 31, 2019	$—